Commitments and Contingencies (Guarantees and Other) (Narrative) (Details) £ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 GBP (£)	Sep. 30, 2015 USD ($)
Guarantor Obligations [Line Items]
Equity contributions or payments required	$ 0.0
Obligation for future contribution to equity affiliate	94.4		$ 67.5
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	899.0
Unconditional purchase obligation	$ 5,288.0
Jazan [Member]
Guarantor Obligations [Line Items]
Percentage share of loan	25.00%	25.00%
Equity Method Investment, Ownership Percentage	25.00%	25.00%
Obligation for future contribution to equity affiliate	$ 94.4		$ 67.5
HYCO Feedstock Supply [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unconditional purchase obligation	330.0
Purchase commitments - additional plant and equipment [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	310.0
Helium Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Unconditional purchase obligation	4,000.0
Jazan [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2017 and 2018	$ 500.0
Trinidad Facility [Member]
Guarantor Obligations [Line Items]
Equity Method Investment, Ownership Percentage	50.00%	50.00%
Maximum potential payment under guarantees	$ 29.0
Exposures under the guarantee completion year	by 2024
U.K. and Ireland Homecare Business [Member]
Guarantor Obligations [Line Items]
Maximum potential payment under guarantees	$ 25.0	£ 20
Exposures under the guarantee completion year	by 2020
Parent Guarantee [Member] | Jazan [Member]
Guarantor Obligations [Line Items]
Maximum potential payment under guarantees	$ 100.0
Exposures under the guarantee completion year	until 2020
Bank Guarantee [Member] | Jazan [Member]
Guarantor Obligations [Line Items]
Maximum potential payment under guarantees	$ 311.0